Share Capital and Reserves - Summary of Information of Diluted Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Share-Based Payment Arrangements [Abstract]
Net income attributable to Sandstorm’s shareholders for the year	$ 41,716	$ 78,361
Basic weighted average number of shares (in shares)	297,406,309	231,348,386
Basic earnings per share (in dollars per share)	$ 0.14	$ 0.34
Effect of dilutive securities, stock options (in shares)	644,651	1,192,958
Effect of dilutive securities, restricted share rights (in shares)	1,940,197	1,776,836
Diluted weighted average number of common shares (in shares)	299,991,157	234,318,180
Diluted earnings per share (in dollars per share)	$ 0.14	$ 0.33